Securities at fair value through other comprehensive income (FVOCI) - Schedule of Financial Assets Through Other Comprehensive Income - Securities By Maturity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Current gross book value	R$ 43,812	R$ 41,123
Non-current gross book value	91,896	70,341
Total gross book value	135,708	111,464
Current fair value	42,729	39,877
Non-current fair value	89,744	66,426
Total	132,473	106,303
Non-stated maturity
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Current gross book value	1,840	1,762
Current fair value	781	566
Up to one year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Current gross book value	41,972	39,361
Current fair value	41,948	39,311
From one to five years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-current gross book value	66,032	49,121
Non-current fair value	66,206	47,809
From five to ten years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-current gross book value	15,687	11,201
Non-current fair value	15,154	10,803
After ten years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-current gross book value	10,177	10,019
Non-current fair value	R$ 8,384	R$ 7,814